HYS-Q1

Quarterly Report
March 31, 2026
MFS®  High Yield Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 3.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$721,000	$732,930
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		255,000	260,290
Bombardier, Inc., 7.5%, 2/01/2029 (n)		236,000	245,043
Bombardier, Inc., 8.75%, 11/15/2030 (n)		118,000	125,498
Bombardier, Inc., 7.25%, 7/01/2031 (n)		444,000	465,275
Bombardier, Inc., 7%, 6/01/2032 (n)		235,000	243,893
Bombardier, Inc., 6.75%, 6/15/2033 (n)		536,000	553,532
MOOG, Inc., 5.5%, 10/15/2034 (n)		495,000	496,555
TransDigm, Inc., 6.75%, 8/15/2028 (n)		354,000	358,298
TransDigm, Inc., 6.375%, 3/01/2029 (n)		352,000	358,569
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,264,000	1,295,155
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,274,000	1,267,207
TransDigm, Inc., 6.125%, 7/31/2034 (n)		612,000	601,928
			$7,004,173
Airlines – 0.1%
JetBlue Airways Corp., 9.875%, 9/20/2031 (n)		$155,000	$146,484
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 1.619% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)		$1,621,840	$162
Auto & Auto Components – 2.8%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,214,000	$1,130,028
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		168,000	166,970
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		319,000	315,728
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		572,000	556,841
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		352,000	359,920
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	372,000	422,180
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$193,000	194,544
Cyprium Corp. / Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		434,000	421,259
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		631,000	613,615
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		378,000	383,129
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		705,000	753,533
Wabash National Corp., 4.5%, 10/15/2028 (n)		739,000	647,443
			$5,965,190
Brokerage & Asset Managers – 1.9%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$463,000	$491,782
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		320,000	316,975
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		504,000	492,735
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		307,000	313,052
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,544,000	1,526,844
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		931,000	919,086
			$4,060,474
Building – 3.0%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$705,000	$727,734
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		297,000	175,647
Knife River Corp., 7.75%, 5/01/2031 (n)		493,000	510,385
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		383,000	279,884
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		583,000	507,470
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		220,000	210,706
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		640,000	552,785
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		270,000	269,727
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		914,000	913,941

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		$1,473,000	$1,493,626
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		742,000	719,735
			$6,361,640
Business Services – 3.3%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	344,000	$416,283
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$775,000	727,433
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		857,000	872,252
CACI International, Inc., 6.375%, 6/15/2033 (n)		1,148,000	1,168,579
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		640,000	495,377
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		835,000	810,594
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		620,000	618,017
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		934,000	923,252
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		952,000	1,005,959
			$7,037,746
Cable TV – 4.4%
Cable One, Inc., 4%, 11/15/2030 (n)		$522,000	$363,400
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,007,000	1,904,390
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,419,000	1,326,025
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		305,000	272,447
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		900,000	665,596
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		495,000	187,893
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	240,035
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		240,000	238,882
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		203,000	207,228
DISH DBS Corp., 5.125%, 6/01/2029		661,000	590,684
DISH Network Corp., 11.75%, 11/15/2027 (n)		545,000	561,484
EchoStar Corp., 10.75%, 11/30/2029		685,723	740,753
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		573,287	578,881
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		627,000	513,764
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,116,000	957,623
			$9,349,085
Chemicals – 2.8%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$533,000	$527,952
Chemours Co., 4.625%, 11/15/2029 (n)		962,000	902,121
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		312,000	200,884
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	677,000	773,320
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$570,000	570,679
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		432,000	436,811
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		860,000	855,700
SNF Group SACA, 3.375%, 3/15/2030 (n)		841,000	777,801
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		872,000	846,865
			$5,892,133
Conglomerates – 1.5%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$510,000	$512,524
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		561,000	560,742
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		564,000	551,000
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		721,000	733,300
ESAB Corp., 5.625%, 4/01/2031 (n)		740,000	745,187
			$3,102,753
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$631,000	$633,583
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		390,000	370,793
Mattamy Group Corp., 6%, 12/15/2033 (n)		465,000	436,660
New Home Co., 8.5%, 11/01/2030 (n)		660,000	645,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – continued
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	$589,000	$570,346
		$2,656,744
Consumer Products – 2.3%
Acushnet Co., 5.625%, 12/01/2033 (n)	$794,000	$787,856
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	584,000	496,760
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	606,000	635,166
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	530,000	504,302
Energizer Holdings, Inc., 6%, 9/15/2033 (n)	246,000	230,387
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)	291,000	215,242
Newell Brands, Inc., 6.375%, 5/15/2030	695,000	667,141
Newell Brands, Inc., 6.625%, 5/15/2032	215,000	205,752
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	573,000	571,767
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	595,000	545,383
		$4,859,756
Consumer Services – 2.6%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$315,000	$319,310
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	621,000	640,384
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	651,000	623,468
Garda World Security Corp., 6.5%, 1/15/2031 (n)	322,000	326,462
Garda World Security Corp., 8.375%, 11/15/2032 (n)	792,000	792,538
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	859,000	828,125
Service Corp. International, 5.75%, 10/15/2032	1,345,000	1,342,412
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	595,000	539,357
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	245,000	237,749
		$5,649,805
Containers – 1.2%
Ball Corp., 6%, 6/15/2029	$510,000	$517,331
Ball Corp., 2.875%, 8/15/2030	1,035,000	942,033
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	758,000	707,270
Crown Americas LLC, 5.875%, 6/01/2033	311,000	310,857
		$2,477,491
Diversified Financial Services – 6.7%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$946,000	$974,353
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	272,000	274,636
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	335,000	347,122
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	537,000	524,461
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	445,000	424,147
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	252,000	237,119
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	591,000	599,032
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	318,000	297,301
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	262,000	266,323
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	788,000	787,722
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	429,000	447,960
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	640,000	649,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	638,000	627,251
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	264,000	260,079
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	520,000	541,176
Navient Corp., 9.375%, 7/25/2030	309,000	301,227
OneMain Finance Corp., 6.625%, 5/15/2029	675,000	675,655
OneMain Finance Corp., 5.375%, 11/15/2029	388,000	374,153
OneMain Finance Corp., 7.5%, 5/15/2031	391,000	393,088
OneMain Finance Corp., 6.75%, 9/15/2033	437,000	419,019
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	1,365,000	1,305,946
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	74,000	74,465
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	557,000	563,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	$447,000	$451,124
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	1,059,000	1,070,378
Rocket Cos., Inc., 4%, 10/15/2033 (n)	211,000	189,133
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	507,000	517,685
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	671,000	656,024
		$14,249,154
Energy - Independent – 4.3%
California Resources Corp., 7%, 1/15/2034 (n)	$555,000	$559,530
Chord Energy Corp., 6%, 10/01/2030 (n)	192,000	194,548
Chord Energy Corp., 6.75%, 3/15/2033 (n)	682,000	704,126
CNX Resources Corp., 7.25%, 3/01/2032 (n)	779,000	802,725
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	860,000	848,848
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	821,000	839,653
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	494,000	496,608
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	458,000	467,695
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	857,000	881,979
Matador Resources Co., 6.5%, 4/15/2032 (n)	254,000	256,766
Matador Resources Co., 6%, 4/15/2034 (n)	310,000	308,040
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	523,000	523,597
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	494,000	511,534
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	215,000	219,007
SM Energy Co., 8.625%, 11/01/2030 (n)	236,000	249,000
SM Energy Co., 8.75%, 7/01/2031 (n)	548,000	572,820
SM Energy Co., 6.625%, 4/15/2034 (n)	302,000	301,147
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	527,000	533,992
		$9,271,615
Entertainment & Leisure – 1.9%
Life Time, Inc., 6%, 11/15/2031 (n)	$506,000	$510,009
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	575,000	587,070
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	619,000	614,412
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	424,000	422,982
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	639,000	640,031
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	541,000	534,136
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	808,000	806,779
		$4,115,419
Food & Beverages – 2.5%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$359,000	$365,485
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	448,000	456,275
Performance Food Group Co., 6.125%, 9/15/2032 (n)	450,000	450,831
Performance Food Group Co., 5.625%, 3/01/2034 (n)	490,000	472,601
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,275,000	1,224,006
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	524,000	513,104
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,069,000	1,054,787
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	304,000	302,648
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	559,000	553,139
		$5,392,876
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$613,000	$637,059
Hardware, Peripherals, & Assembly – 0.8%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)	$494,000	$494,017
Virtusa Corp., 7.125%, 12/15/2028 (n)	436,000	335,777
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	819,000	824,582
		$1,654,376

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)		$975,000	$973,929
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,180,000	1,142,103
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		524,000	529,479
			$2,645,511
Insurance - Health – 0.5%
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		$997,000	$980,156
Insurance - Property & Casualty – 4.2%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$229,000	$229,702
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		839,000	808,480
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		350,000	338,635
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		582,000	586,954
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		478,000	469,371
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		256,000	245,239
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		635,000	602,194
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	237,000	272,047
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	202,343
Asurion LLC, 8%, 12/31/2032 (n)		703,000	729,326
Asurion LLC, 8.375%, 2/01/2034 (n)		737,000	715,526
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		865,000	869,385
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		249,000	242,666
Hub International Ltd., 5.625%, 12/01/2029 (n)		261,000	253,182
Hub International Ltd., 7.25%, 6/15/2030 (n)		709,000	726,302
Hub International Ltd., 7.375%, 1/31/2032 (n)		348,000	354,947
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		1,256,000	1,260,219
			$8,906,518
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)		$779,000	$735,587
Snap, Inc., 6.875%, 3/15/2034 (n)		194,000	182,470
			$918,057
Machinery & Tools – 1.1%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$540,000	$563,910
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,263,000	1,308,217
Terex Corp., 6.25%, 10/15/2032 (n)		495,000	498,226
			$2,370,353
Media – 3.4%
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		$586,000	$540,339
Graham Holdings Co., 5.625%, 12/01/2033 (n)		704,000	689,656
Gray Media, Inc., 4.75%, 10/15/2030 (n)		248,000	191,351
Gray Media, Inc., 9.625%, 7/15/2032 (n)		517,000	516,967
Gray Media, Inc., 7.25%, 8/15/2033 (n)		385,000	387,953
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)		752,000	757,730
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		454,000	455,351
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		286,000	264,534
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		697,000	708,546
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		762,000	725,464
Univision Communications, Inc., 8%, 8/15/2028 (n)		397,000	402,952
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		861,000	865,202
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		383,000	391,963
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		693,000	456,552
			$7,354,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 4.0%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$649,000	$664,462
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	599,000	618,468
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	733,000	637,318
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,254,000	1,181,873
Concentra, Inc., 6.875%, 7/15/2032 (n)	652,000	674,079
Encompass Health Corp., 4.75%, 2/01/2030	728,000	712,190
Encompass Health Corp., 4.625%, 4/01/2031	286,000	276,081
IQVIA, Inc., 5%, 5/15/2027 (n)	485,000	483,166
IQVIA, Inc., 6.5%, 5/15/2030 (n)	722,000	737,104
IQVIA, Inc., 6.25%, 6/01/2032 (n)	363,000	368,623
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	508,000	526,796
Star Parent, Inc., 9%, 10/01/2030 (n)	373,000	386,428
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	758,000	744,487
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	484,000	467,568
		$8,478,643
Medical Equipment – 1.1%
Insulet Corp., 6.5%, 4/01/2033 (n)	$790,000	$806,355
Medline Borrower LP, 5.25%, 10/01/2029 (n)	890,000	882,162
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	687,000	700,041
		$2,388,558
Metals & Mining – 3.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$749,000	$663,179
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	729,000	725,020
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	465,000	484,694
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	1,234,000	1,165,938
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	678,000	674,700
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	918,000	951,160
Mineral Resources Ltd., 7%, 4/01/2031 (n)	191,000	195,187
New Gold, Inc., 6.875%, 4/01/2032 (n)	530,000	547,786
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	357,212	204,921
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)	248,000	223,786
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	673,000	701,643
		$6,538,014
Midstream – 6.6%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$1,281,000	$1,262,338
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	758,000	784,355
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	355,000	357,935
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	658,000	679,909
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	359,000	357,304
ITT Holdings LLC, 6.5%, 8/01/2029 (n)	186,000	180,855
NuStar Logistics LP, 6.375%, 10/01/2030	774,000	800,314
Prairie Acquiror LP, 9%, 8/01/2029 (n)	604,000	623,923
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	347,000	357,198
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	680,000	676,917
Sunoco LP, 4.625%, 5/01/2030 (n)	708,000	681,357
Sunoco LP, 7.25%, 5/01/2032 (n)	930,000	962,242
Sunoco LP, 6.625%, 8/15/2032 (n)	318,000	322,982
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,039,000	1,030,211
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	305,000	313,765
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	165,000	165,826
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	458,000	463,011
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	312,000	319,089
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	540,000	583,899
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	655,000	681,184
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	935,000	931,303
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	231,000	253,916

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		$613,000	$639,018
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		613,000	649,260
			$14,078,111
Network & Telecom – 1.1%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$325,000	$227,521
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		342,000	342,428
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		827,000	832,337
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	165,000	192,952
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		334,000	402,187
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$273,000	285,328
			$2,282,753
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$647,000	$674,030
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		972,000	994,527
Valaris Ltd., 8.375%, 4/30/2030 (n)		615,000	637,257
			$2,305,814
Pharmaceuticals & Biotechnology – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,048,000	$1,072,989
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		158,000	144,682
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	196,080
Genmab A.S., 6.25%, 12/15/2032 (n)		635,000	651,022
Grifols S.A., 7.125%, 5/01/2030	EUR	427,000	510,176
			$2,574,949
Pollution Control – 1.1%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$947,000	$944,680
GFL Environmental, Inc., 4%, 8/01/2028 (n)		641,000	623,130
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		358,000	370,468
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		323,000	332,587
			$2,270,865
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$285,000	$221,596
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		474,000	480,547
			$702,143
Real Estate - Other – 1.8%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$864,000	$829,350
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,087,000	1,109,811
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		128,000	130,319
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		319,000	314,806
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		808,000	797,901
XHR LP, REIT, 4.875%, 6/01/2029 (n)		775,000	750,779
			$3,932,966
Refining – 0.2%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$432,000	$443,626
Restaurants – 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$822,000	$835,288
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		469,000	470,021
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		627,000	589,333
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		786,000	734,165
			$2,628,807

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 3.2%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$894,887	$953,070
Carvana Co., 9%, 6/01/2031 (n)		1,444,380	1,561,814
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		43,000	42,698
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		657,000	673,065
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		539,000	534,782
Maxeda DIY Holding B.V., 8.125%, 3/24/2031 (n)	EUR	625	728
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		$904,000	880,039
Michaels Cos., Inc., 11%, 3/15/2034 (n)		252,000	234,663
Penske Automotive Group Co., 3.75%, 6/15/2029		732,000	696,459
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)		436,000	435,402
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		745,000	748,628
			$6,761,348
Software – 2.8%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$669,000	$692,288
APLD ComputeCo 2 LLC, 6.75%, 3/15/2031 (n)		372,000	369,292
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)		374,000	385,340
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		194,000	187,147
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		779,000	738,831
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		514,000	456,984
CoreWeave, Inc., 9.25%, 6/01/2030 (n)		218,000	211,822
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,111,000	1,090,137
Flash Compute LLC, 7.25%, 12/31/2030 (n)		501,000	504,402
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		793,000	795,203
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		257,000	259,315
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		230,000	223,155
			$5,913,916
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,266,000	$1,274,488
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		932,000	970,259
			$2,244,747
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)		$293,445	$296,509
Altice France S.A., 6.875%, 10/15/2030 (n)		671,494	642,350
Altice France S.A., 6.5%, 4/15/2032 (n)		105,793	100,237
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		657,000	688,239
			$1,727,335
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$345,186	$351,510
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		326,902	334,612
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		660,000	641,018
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		473,000	481,744
			$1,808,884
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$814,000	$833,048
Transportation & Logistics – 0.4%
RXO, Inc., 6.375%, 5/15/2031 (n)		$436,000	$418,345
XPO, Inc., 7.125%, 2/01/2032 (n)		495,000	510,551
			$928,896
Travel, Gaming, & Lodging – 2.9%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$1,090,000	$1,077,969
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,389,000	1,368,025
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		638,000	579,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – continued
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$323,000	$324,972
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	508,000	506,718
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	909,000	888,071
Wyndham Hotels Group LLC, 5.625%, 3/01/2033 (n)	342,000	336,520
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	860,000	844,639
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	273,000	266,427
		$6,193,072
Utilities – 4.1%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$850,000	$787,078
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	438,000	430,423
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	674,000	673,145
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	1,149,000	1,133,402
NRG Energy, Inc., 6%, 1/15/2036 (n)	966,000	957,216
PG&E Corp., 5.25%, 7/01/2030	1,156,000	1,140,732
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	451,000	453,893
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	808,000	798,997
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	318,000	320,204
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	791,000	782,279
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	164,000	157,076
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	615,000	632,937
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	331,000	348,444
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	157,000	165,858
		$8,781,684
Total Bonds		$206,877,469
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	24,291	$5,337
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$208,104
Total Common Stocks		$213,441

	Strike Price	First Exercise
Warrants – 0.0%
Diversified Financial Services – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	11,113	$1,397

Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.71% (v)	2,353,863	$2,353,863

Other Assets, Less Liabilities – 1.9%		4,006,900
Net Assets – 100.0%		$213,453,070

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,353,863 and
$207,092,307, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $189,151,419, representing 88.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-7/26/21	$355,062	$204,921
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 3/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	245,828	USD	283,825	JPMorgan Chase Bank N.A.	4/17/2026	$518
EUR	94,793	USD	108,685	Merrill Lynch International	4/17/2026	958
USD	4,440,249	EUR	3,796,064	HSBC Bank	4/17/2026	49,456
USD	162,998	EUR	137,489	State Street Corp.	4/17/2026	3,969
						$54,901
Liability Derivatives
EUR	304,574	USD	356,888	JPMorgan Chase Bank N.A.	4/17/2026	$(4,597)
EUR	127,737	USD	151,117	Morgan Stanley Capital Services LLC	4/17/2026	(3,367)
EUR	330,451	USD	396,996	State Street Corp.	4/17/2026	(14,773)
EUR	295,553	USD	349,568	UBS AG	4/17/2026	(7,711)
USD	282,363	EUR	245,828	State Street Corp.	4/17/2026	(1,979)
						$(32,427)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$208,104	$208,104
United Kingdom	5,337	1,397	—	6,734
U.S. Corporate Bonds	—	180,402,148	—	180,402,148
Commercial Mortgage-Backed Securities	—	162	—	162
Foreign Bonds	—	26,475,159	—	26,475,159
Investment Companies	2,353,863	—	—	2,353,863
Total	$2,359,200	$206,878,866	$208,104	$209,446,170
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$54,901	$—	$54,901
Forward Foreign Currency Exchange Contracts – Liabilities	—	(32,427)	—	(32,427)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/25	$208,104
Change in unrealized appreciation or depreciation	0
Balance as of 3/31/26	$208,104
At March 31, 2026, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,866,278	$13,170,391	$15,682,290	$465	$(981)	$2,353,863

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$40,270	$—